TRANSACTIONS WITH PARTIES-IN-INTEREST (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 124,413
Dividend income	355,188
Investments at fair value	$ 174,429,349	$ 142,139,645
First Financial Bancorp common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	341,724	371,867
Investments at fair value	$ 8,549,934	$ 9,995,778
Investment, purchased, number of shares (in shares)	32,384
Cost of asset	$ 829,886
Investment sold, number of shares (in shares)	62,526
Selling price	$ 1,617,651